UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, May 11, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $536,271


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD Bermuda                COM   G1150G111  29913     776150   SH         SOLE       723325        52825
Acco Brands Corp                     COM   00081T108   2891     120000   SH         SOLE       120000            0
Apollo Group Inc Cl A                COM   037604105  11361     258783   SH         SOLE       237758        21025
Archstone-Smith		             COM   039583109   1010      18600   SH         SOLE        18600            0
Avalonbay Cmntys Inc                 COM   053484101   1508      11600   SH         SOLE        11600            0
Avis Budget Group                    COM   053774105  15929     583035   SH         SOLE       539045        43990
BearingPoint Inc                     COM   074002106  13739    1793600   SH         SOLE      1651650       141950
Berkshire Hathaway Inc Del Cl B      COM   084670207  59998      16483   SH         SOLE        15241         1242
Career Education Corp                COM   141665109   1525      50000   SH         SOLE        50000            0
Chubb Corp                           COM   171232101  20609     398849   SH         SOLE       370075        28774
Coca-Cola Co                         COM   191216100  20820     433750   SH         SOLE       403275        30475
Corinthian Colleges Inc              COM   218868107  15705    1142199   SH         SOLE      1055749        86450
Dell Inc                             COM   24702R101  12937     557375   SH         SOLE       514075        43300
Developers Diversified RLTY          COM   251591103   1258      20000   SH         SOLE        20000            0
Drew Ins Inc                     COM NEW   26168L205   1291      45000   SH         SOLE        45000            0
Duckwall-Alco Stores Inc New         COM   264142100   2173      52942   SH         SOLE        52942            0
Eastern Ins Hldgs Inc                COM   276534104   1899     126800   SH         SOLE       126800            0
Equity Lifestyle Pptys Inc           COM   29472R108   1350      25000   SH         SOLE        25000            0
Federal Home Ln Mtg Corp             COM   313400301  21222     356730   SH         SOLE       329955        26775
Gartner Inc Cl A                     COM   366651107  31113    1299100   SH         SOLE      1195100       104000
General Electric Co                  COM   369604103  19071     539341   SH         SOLE       501016        38325
Greater Bay Bancorp                  COM   391648102   8124     302127   SH         SOLE       279377        22750
Hampden Bancorp Inc                  COM   40867E107    240      20000   SH         SOLE        20000            0
Helmerich & Payne Inc                COM   423452101   2367      78000   SH         SOLE        78000            0
Home Depot Inc                       COM   437076102   2057      56000   SH         SOLE        56000            0
Johnson & Johnson                    COM   478160104  16862     279825   SH         SOLE       257450        22375
Marine Prods Corp                    COM   568427108   1645     171900   SH         SOLE       171900            0
Medco Health Solutions Inc           COM   58405U102  29416     405564   SH         SOLE       375664        29900
Mercury General Corp New             COM   589400100  18321     345420   SH         SOLE       320795        24625
Microsoft Corp                       COM   594918104   2592      93000   SH         SOLE        93000            0
Neenah Paper Inc                     COM   640079109   1590      40000   SH         SOLE        40000            0
Newfield Expl Co                     COM   651290108   1084      26000   SH         SOLE        26000            0
Omega Flex Inc                       COM   682095104  12256     544730   SH         SOLE       503680        41050
PHH Corp                             COM   693320202   2749      89950   SH         SOLE        84915         5035
Realogy Corp                         COM   75605E100  19252     650176   SH         SOLE       607226        42950
Regency Ctrs Corp                    COM   758849103   1504      18000   SH         SOLE        18000            0
Safeco Corp                          COM   786429100   4160      62615   SH         SOLE        55165         7450
Simpson Manufacturing                COM   829073105   3084     100000   SH         SOLE       100000            0
Southwestern Energy Co               COM   845467109  17682     431475   SH         SOLE       405775        25700
Sun Communities Inc                  COM   866674104  13297     428675   SH         SOLE       395525        33150
TJX Cos Inc New                      COM   872540109  29960    1111275   SH         SOLE      1029725        81550
Taubman Ctrs Inc                     COM   876664103   1738      30000   SH         SOLE        30000            0
Thor Inds Inc                        COM   885160101   2951      75000   SH         SOLE        75000            0
Ultra Petroleum Corp                 COM   903914109   1700      32000   SH         SOLE        32000            0
Washington Post Co                   COM   939640108  19975      26162   SH         SOLE        24222         1940
Weight Watchers Intl Inc New         COM   948626106  16011     347375   SH         SOLE       321575        25800
Wyndham Worldwide Corp               COM   98310W108  18332     536822   SH         SOLE       498102        38720